LAKE FOREST FUNDS

                               SEMI-ANNUAL REPORT

                                AUGUST 31, 1998
                                   Unaudited

To Our Shareholders:

         The United States economic outlook remains strong despite currency problems in Asian and a worldwide flight to quality in financial markets. Political and economic developments in Russia, and the intense media coverage, have created an exaggerated concern about credit quality even though Russia is not a major U.S. trading partner and its securities are not widely held. Domestic monetary policy has been responsive to this situation and liquidity is gradually being restored to the financial markets.

         Our funds have benefited from the flight to quality: the Lake Forest Money Market Fund portfolio holds only short-term U.S. Government securities, and the Lake Forest Core Equity Fund portfolio consists of stock in well-known companies that have proven their consistency and value over many years. Each of the funds has again doubled in size during the year ended August 31, 1998. They also continue to receive national recognition for their performance.

         Volatile markets can be distracting, even to investors with sound long-term strategies. Media coverage of Russian default, for example, can create the impression that one is at risk in these situations even though that is not the case. The natural reaction is to abandon proven long-term strategies and run for cover even though experience has shown the folly of trying to time the markets. When you hold a quality portfolio, an international flight to quality works in your favor.

         Unaudited financial statements for the period ended August 31st are enclosed for your information. They include schedules of portfolio investments and financial highlights for each fund that are prepared in accordance with industry standards. The statements demonstrate a consistency of style in portfolio management that you have come to expect.

                                     Irving V. Boberski
                                     Chief Executive Officer

LAKE FOREST CORE EQUITY FUND (LFCEX)
FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                     FOR THE SIX MONTHS
                                                          ENDED           FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                     AUGUST 31, 1998        ENDED             ENDED              ENDED
                                                       (UNAUDITED)       FEBRUARY 28,       FEBRUARY 28,      FEBRUARY 29,
                                                                             1998              1997              1996
                                                     ----------------------------------------------------------------------

Net asset value, beginning of period ................   $  25.89          $  20.04          $  17.34           $  15.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................      0.12              0.31              0.39               0.56
Net realized and unrealized gain/(loss) on investments     (2.12)             5.83              3.07               2.13
                                                       ---------         ---------         ---------          ---------
Total from investment operations .....................     (2.00)             6.14              3.46               2.69
                                                       ---------         ---------         ---------          ---------

LESS DISTRIBUTIONS:
Dividends from net investment income .................     (0.14)            (0.29)            (0.37)             (0.15)
Distribution from realized gains from security
    transactions .....................................      0.00              0.00             (0.39)             (0.20)
                                                       ---------         ---------         ---------          ---------
Total distributions ..................................     (0.14)            (0.29)            (0.76)             (0.35)
                                                       ---------         ---------         ---------          ---------
Net asset value, end of period ....................... $   23.75         $   25.89         $   20.04          $   17.34
                                                       =========         =========         =========          =========

Total return .........................................    (7.65%)           30.87%            20.65%             18.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................. $   9,087         $   7,890         $   2,592          $   1,016
Ratio of expenses to average
  net assets (Note 3) ................................     1.26%*            1.19%             1.00%              0.45%
Ratio of net investment income to
  average net assets .................................     1.03%*            1.32%             2.10%              3.89%
Portfolio turnover rate ..............................     0.00%             0.00%             0.00%            129.77%

*  Annualized



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LAKE FOREST MONEY MARKET FUND (LFMXX)
FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 FOR THE SIX
                                                 MONTHS ENDED     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                              AUGUST 31, 1998        ENDED            ENDED            ENDED
                                                (UNAUDITED)      FEBRUARY 28,      FEBRUARY 28,     FEBRUARY 29,
                                                                     1998             1997              1996
                                              ---------------   --------------     -------------    ------------

Net asset value, beginning of period ..........   $  1.00        $  1.00            $  1.00           $  1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................      0.03           0.05               0.05              0.06
Net realized and unrealized gain on investments      0.00           0.00               0.00              0.00
                                                  -------        -------            -------           -------
Total from investment operations ..............      0.03           0.05               0.05              0.06
                                                  -------        -------            -------           -------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........     (0.03)         (0.05)             (0.05)            (0.06)
Distribution from realized gains from security
    transactions ..............................      0.00           0.00               0.00              0.00
                                                  -------        -------            -------           -------
Total distributions ...........................     (0.05)         (0.05)             (0.05)            (0.06)
                                                  -------        -------            -------           -------
Net asset value, end of period ................   $  1.00        $  1.00            $  1.00           $  1.00
                                                  =======        =======            =======           =======

Total return ..................................     5.56%*         5.51%              5.13%             5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $ 8,342        $ 5,332            $ 3,016           $ 1,787
Ratio of expenses to average
  net assets (Note 3) .........................    0.125%*        0.125%             0.125%             0.08%
Ratio of net investment income to
  average net assets ..........................     5.38%*         5.38%              5.13%             5.50%
Portfolio turnover rate........................     0.00%          0.00%              0.00%             0.00%

*  Annualized


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LAKE FOREST FUNDS
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998
(Unadited)

                                                                CORE            MONEY
                                                               EQUITY          MARKET
                                                               ------          -------
ASSETS:
Investments in securities, at value
      (cost $8,450,976 and $8,375,000,
      respectively) (Note 2) ............................   $ 9,147,000    $ 8,375,000
Receivable for fund shares sold .........................        18,877         13,699
Receivable from interest and dividends ..................        17,621              0
                                                            -----------    -----------
      Total Assets ......................................     9,183,498      8,388,699
                                                            -----------    -----------

LIABILITIES:
Payables:
      Fund shares redeemed ..............................   $    86,286    $         0
      Advisory fees (Note 3) ............................         9,843            780
      Dividends payable .................................             0         44,984
      Other payables ....................................             0            870
                                                            -----------    -----------
      Total Liabilities .................................        96,129         46,634
                                                            -----------    -----------

      Net Assets ........................................   $ 9,087,369    $ 8,342,065
                                                            ===========    ===========

NET ASSETS CONSIST OF:
      Additional paid in capital ........................   $ 8,376,353    $ 8,342,065
      Accumulated net investment income .................        15,164              0
      Accumulated net realized loss from
        investment transactions .........................          (172)             0
      Net unrealized appreciation on
        investments .....................................       696,024              0
                                                            -----------    -----------
      Net Assets ........................................   $ 9,087,369    $ 8,342,065
                                                            ===========    ===========

Net asset value and redemption
      price per share
      ($9,087,369/382,553 and $8,342,065/8,342,065 shares
      of capital stock outstanding, respectively)
      (Note 4 ) .........................................   $     23.75    $      1.00
                                                            ===========    ===========




     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

LAKE FOREST FUNDS
STATEMENTS OF OPERATIONS
For the six months ended August 31, 1998
(Unaudited)

                                                            CORE        MONEY
                                                           EQUITY       MARKET
                                                           ------       ------
INVESTMENT INCOME:
Dividend ............................................    $  65,603     $       0
Interest ............................................       37,742       202,534
                                                         ---------     ---------
                                                           103,345       202,534
Expenses:
Advisory fee ........................................    $  56,807     $   4,554
                                                         ---------     ---------
            Total expenses ..........................       56,807         4,554
                                                         ---------     ---------
            Net investment income ...................       46,538       197,980
                                                         ---------     ---------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain from investment
            transactions ............................           41             0
Net decrease in unrealized appreciation of
            investments .............................     (910,354)            0
                                                         ---------     ---------
Net realized and unrealized loss
            on investments ..........................     (910,313)            0
                                                         ---------     ---------
Net increase/(decrease) in net assets resulting
            from operations .........................    $(863,775)    $ 197,980
                                                         =========     =========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
LAKE FOREST CORE EQUITY FUND
AUGUST 31, 1998
(Unaudited)


SHARES                                                  MARKET VALUE
------                                                  ------------

COMMON STOCKS - 90.22%
AEROSPACE/DEFENSE - 4.31%
   5,500   Boeing Co. ..................................   $170,156
   2,500   Lockheed Martin Corp. .......................    218,594
      63   Raytheon Co. Cl A ...........................      2,823
                                                           --------
                                                            391,573
                                                           --------
AUTOS AND TRUCKS - 2.91%
     400   Chrysler Corp. ..............................     17,850
   4,300   Ford Motor Co. ..............................    189,200
   1,000   General Motors Corp. ........................     57,750
                                                           --------
                                                            264,800
                                                           --------
BEVERAGES - 1.08%
   1,000   Coca Cola Co. ...............................     65,125
   1,200   Pepsico Inc. ................................     33,225
                                                           --------
                                                             98,350
                                                           --------
CHEMICALS - 8.74%
   8,000   DuPont (E.I.) De Ne Mours ...................    461,500
     200   Eastman Chemical Co. ........................     10,313
   4,500   Monsanto Co. ................................    246,094
     900   Solutia Inc. ................................     20,194
   1,400   Union Carbide Corp Hldg. Co. ................     56,262
                                                           --------
                                                            794,363
                                                           --------
COMPUTERS-INFORMATION TECH - 0.04%
   137 +   NCR Corp. ...................................      3,622
                                                           --------
COMPUTERS MAIN FRAME - 0.50%
     400   International Business Machines Corp. .......     45,050
                                                           --------
COMPUTERS-MICRO - 1.85%
   6,000   Compaq Computer Corp. .......................    167,625
                                                           --------
 COMPUTER SOFTWARE/SERVICES - 2.11%
 2,000 +   Microsoft Corp. .............................    191,875
                                                           --------
COSMETICS & TOILETRIES - 5.05%
   6,000   Proctor & Gamble Co. ........................    459,000
                                                           --------
DIVERSIFIED FINANCIAL SERVICES - 0.73%
   1,126   Associates First Capital Corp Cl A ..........     66,575
                                                           --------
DIVERSIFIED MANUFACTURING - 4.40%
   5,000   General Electric Co. ........................    400,000
                                                           --------
ELECTRIC-INTEGRATED - 0.82%
   2,600   Houston Industries Inc. .....................     74,913
                                                           --------
ELECTRONICS-SEMICONDUCTORS - 2.25%
   2,000   Intel Corp. .................................    142,375
   1,000   Motorola Inc. ...............................     43,062
     400   Texas Instruments Inc. ......................     19,075
                                                           --------
                                                            204,512
                                                           --------


SHARES                                               MARKET VALUE
------                                               ------------
FINANCIAL-BANKS, COMMERCIAL - 11.29%
   12,000    Bank of New York Co. Inc. ............      290,250
    7,200    Mellon Bank Corp. ....................      374,400
    8,400    PNC Bank Corp. .......................      361,200
                                                       ---------
                                                       1,025,850
                                                       ---------
FOOD-MISCELLANEOUS/DIVERSIFIED - 0.67%
    2,000    Kellogg Co. ..........................       61,000
                                                       ---------
FOOD-PROCESSING - 0.86%
    1,200    General Mills Inc. ...................       78,525
                                                       ---------
MEDICAL-DRUGS - 5.81%
    4,000    American Home Products Corp. .........      200,500
    5,000    Lilly (Eli) & Co. ....................      327,500
                                                       ---------
                                                         528,000
                                                       ---------
MEDICAL PRODUCTS - 2.28%
    3,000    Johnson & Johnson ....................      207,000
                                                       ---------
MONEY CENTER BANKS - 4.13%
    2,000    Bankers Trust New York Corp. .........      148,625
    2,100    Citicorp .............................      227,063
                                                       ---------
                                                         375,688
                                                       ---------
NETWORKING PRODUCTS - 4.96%
  5,500 +    Cisco Systems Inc. ...................      450,312
                                                       ---------
OIL-FIELD SERVICES - 2.41%
    5,000    Schlumberger Ltd. ....................      219,062
                                                       ---------
OIL/GAS-DOMESTIC - 0.42%
    1,200    Tenneco Inc. .........................       38,025
                                                       ---------
OIL/GAS-INTERNATIONAL - 4.20%
    4,000    Amoco Corp. ..........................      181,250
    3,600    Texaco Inc. ..........................      200,025
                                                       ---------
                                                         381,275
                                                       ---------
PIPELINES - 0.61%
    2,222    El Paso Energy Corp. .................       55,133
                                                       ---------
PHARMACEUTICALS - 2.16%
    5,100    Abbott Laboratories ..................      196,350
                                                       ---------
RETAIL-DEPARTMENT STORES - 2.79%
    400 +    Federated Department Stores Inc. .....       17,425
    5,200    Sears Roebuck & Co. ..................      236,275
                                                       ---------
                                                         253,700
                                                       ---------
RETAIL-RESTAURANTS - 4.37%
    7,000    McDonalds Corp. ......................      392,438
    120 +    Tricon Global Restaurants Inc. .......        4,447
                                                       ---------
                                                         396,885
                                                       ---------
SHIPBUILDINGS - 0.06%
      240    Newport News Shipbuilding Inc. .......        5,640
                                                       ---------
TELECOMMUNICATION EQUIPMENT - 2.17%
    2,776    Lucent Technologies Inc. .............      196,749
                                                       ---------


SHARES                                               MARKET VALUE
------                                               ------------

TELEPHONE-LONG DISTANCE - 3.31%
    6,000    AT&T Corp. ...........................      300,750
                                                     -----------
TOBACCO - 2.93%
    6,400    Phillip Morris Companies Inc. ........      266,000
                                                     -----------

             TOTAL COMMON STOCKS
             (Cost $5,566,664) ....................    8,198,202
                                                     -----------
SHORT-TERM DEBT - 8.83%
  947,000    Federal Home Loan Bank Disc Note
             5.70%, due 09/01/98
             (Cost $947,000) ......................      947,000
                                                     -----------


SHORT-TERM INVESTMENTS - 0.01%

    1,798    Star Treasury Fund
             (Cost $1,798) ........................        1,798
                                                     -----------


             Total Investments at Market
             (Cost $8,450,976) .............100.66%    9,147,000

             Liabilities in excess of
               Other Assets..................(0.66%)     (59,631)
                                           ---------------------
             Total Net Assets ..............100.00%   $9,087,369
                                           =====================
(1) Federal Tax Information: At August 31, 1998 the net unrealized appreciation based on cost for Federal Income tax purposes of $8,450,976 was as follows:
         Aggregate gross unrealized apprecation
         for all investments for which there was an
         excess of value over cost.................   $1,093,269
         Aggregate gross unrealized deprecation for
         all investments for which there was an
         excess of cost over value.................     (397,245)
                                                   -------------
         Net unrealized appreciation...............     $696,024
                                                   =============


        +  Denotes non-income producing security




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
LAKE FOREST MONEY MARKET FUND
AUGUST 31, 1998
(Unaudited)

    SHARES                                                         MARKET VALUE
----------------                                                   ------------

SHORT-TERM DEBT - 100.39%
  8,375,000     Federal Home Loan Bank Disc Note
                5.70%, due 09/01/98
                (Cost $8,375,000).......................            $8,375,000
                                                                    ----------

                Total Investments
                (Cost $8,375,000)                       100.39%      8,375,000

Liabilities in excess of Other Assets                    (0.39%)       (32,935)
                                                       -----------------------
                                                        100.00%     $8,342,065
                                                       ========================




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LAKE FOREST CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                     FOR THE
                                                                    SIX MONTHS
                                                                      ENDED      FOR THE YEAR
                                                                    AUGUST 31,      ENDED
                                                                      1998       FEBRUARY 28,
                                                                   (UNAUDITED)       1998
                                                                   -----------   ------------

Net investment income .........................................   $    46,538    $    66,356
Net realized gain from investment transactions ................            41              9
Net increase/decrease in unrealized appreciation of investments      (910,354)     1,263,635
                                                                  -----------    -----------
Net increase/decrease in net assets resulting from operations .      (863,775)     1,330,000

Distributions from net investment income ......................       (44,718)       (60,371)
Distributions from net gain on investments ....................             0              0

Net capital share transactions (Note 4) .......................     2,105,609      4,029,033
                                                                  -----------    -----------

Net increase in net assets ....................................     1,197,116      5,298,662

NET ASSETS:
Beginning of period ...........................................     7,890,253      2,591,591
                                                                  -----------    -----------

End of period (including undistributed investment income of
  $15,164 and $13,344, respectively) ..........................   $ 9,087,369    $ 7,890,253
                                                                  ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LAKE FOREST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                  FOR THE SIX MONTHS
                                                        ENDED             FOR THE YEAR
                                                   AUGUST 31, 1998            ENDED
                                                     (UNAUDITED)          FEBRUARY 28, 1998
                                                  -------------------   -------------------

Net investment income ..............................   $   197,980         $   256,456
Net realized gain from investment transactions .....             0                   0
Net change in unrealized appreciation of investments             0                   0
                                                       -----------         -----------
Net increase in net assets resulting from operations       197,980             256,456

Distributions from net investment income ...........      (197,980)           (256,456)

Net capital share transactions (Note 4) ............     3,010,438           2,315,420
                                                       -----------         -----------

Net increase in net assets .........................     3,010,438           2,315,420

NET ASSETS:
Beginning of period ................................     5,331,627           3,016,207
                                                       -----------         -----------

End of period ......................................   $ 8,342,065         $ 5,331,627
                                                       ===========         ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

LAKE FOREST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1998
(Unaudited)


NOTE 1.  ORGANIZATION

         The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Share of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund ("the Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

         SECURITY VALUATION-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         OPTION TRANSACTIONS-The Equity Fund may write covered put and call options on individual securities, write covered put and call options on stock indices traded on a securities exchange and engage in related closing transactions. A put (call) option on a security is an agreement to buy (sell) a particular portfolio security if the option is exercised at a specific price, on or before a set date. An option on a stock index gives the holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. To cover the potential obligations involved in these option transactions, the Equity Fund will own the underlying equity security (for a call option); will segregate with the custodian high grade liquid debt obligations equal to the option exercise price (for a put option); or (for an option index) will either hold a portfolio of stocks substantially replicating the movement of the index or, the extent the Equity Fund does not hold such a

LAKE FOREST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1998
(Continued)
(Unaudited)

portfolio, will segregate with the custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Risks associated with writing options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of an option on a stock index) exposure to an indeterminate liability. There is no assurance of liquidity in the secondary market for purposes of closing out option positions. Also, the Equity Fund may purchase put and call options on individual securities and on stock indices for the purposes of hedging against the risk of unfavorable price movements adversely affecting the value of the Equity Fund's securities or securities the Equity Fund intends to buy. The Equity Fund may also sell put and call options in closing transactions.

         Premiums received from put or call options written are recorded as an asset with an equal liability which is marked-to-market daily with any difference between the option's current market value and premiums received recorded as an unrealized gain or loss. If the option is not exercised, premiums received are realized as a gain at the expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of closing the transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

         Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

         FEDERAL INCOME TAXES-Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

         OTHER-Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

         ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

LAKE FOREST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1998
(Continued)
(Unaudited)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

         The Trust has an investment advisory agreement with Boberski & Company ("the Adviser"). Under the terms of the management agreement, The Adviser manages the Fund's investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and .50% of the average daily net assets of the Money Market Fund. The Adviser has agreed to cap the fee for the Money Market Fund at .125% at least through the year ended February 28, 1999. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Funds' expenses except those specified above are paid by the Advisor.

         The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended August 31, 1998, the Adviser has received a fee of $56,807 from the Equity Fund and $4,554 from the Money Market Fund.

NOTE 4. CAPITAL SHARE TRANSACTIONS

         As of August 31, 1998 there was an unlimited number of no par value shares of capital stock authorized for each Fund.

         Transactions in capital stock were as follows:

                                CORE EQUITY                       CORE EQUITY
                                -----------                       -----------
                                FOR THE SIX                       FOR THE YEAR
                               MONTHS ENDED                          ENDED
                              AUGUST 31, 1998                  FEBRUARY 28, 1998
                                (UNAUDITED)
                             SHARES      AMOUNT            SHARES      AMOUNT
                             ------      ------            ------      ------

Shares sold                 115,652    $3,114,032         199,440    $4,583,911

Shares issued in
  reinvestment of dividends   1,627        43,761           2,598        59,409

Shares redeemed             (39,444)   (1,052,184)        (26,643)     (614,287)
                           --------     ---------        --------    ----------

Net increase                 77,835     $2,105,609        175,395    $4,029,033
                           --------     ----------        -------    ----------

Total paid in capital                   $8,376,353                   $6,270,744
                                        ----------                   ----------

LAKE FOREST FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1998
(Continued)
(Unaudited)


                               MONEY MARKET                       MONEY MARKET
                               ------------                       ------------
                                FOR THE SIX                       FOR THE YEAR
                               MONTHS ENDED                          ENDED
                              AUGUST 31, 1998                  FEBRUARY 28, 1998
                                (UNAUDITED)
                             SHARES      AMOUNT            SHARES      AMOUNT
                             ------      ------            ------      ------
Shares sold                3,945,746   $3,945,746       12,239,025  $12,239,026

Shares issued in reinvestment
   of dividends              160,567      160,567          238,128      238,128

Shares redeemed           (1,095,875)  (1,095,875)     (10,161,733) (10,161,733)
                          -----------  -----------     ------------ -----------

Net increase               3,010,438   $3,010,438        2,315,420   $2,315,420
                          -----------  ----------      -----------   ----------

Total paid in capital                  $8,342,065                    $5,331,627
                                       ----------                    ----------


NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS
         For the six months ended August 31, 1998, the Equity Fund made quarterly distributions totaling $.14, aggregating $44,718 from investment income.
         For the six months ended August 31, 1998, the Money Market Fund made monthly distributions totaling $.03, aggregating $197,980 from net investment income.

NOTE 6.  INVESTMENT TRANSACTIONS
         Purchases and sales, excluding short term securities, for the six months ended August 31, 1998 aggregated $1,935,550 and $77 respectively for the Equity Fund.

--------------------------------------------------------------------------------

This 1998 Semi-Annual Report must be accompanied with or preceded by a current prospectus of the Lake Forest Funds. Read it carefully before investing or sending money.